RELATED PARTY TRANSACTIONS (Details) - USD ($)	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Amounts due from related parties	$ 1,289,513	$ 3,109,717	$ 4,921,455
MedMen Opportunity Fund GP LLC [Member]
Amounts due from related parties	1,289,513	1,289,513	1,228,259
MedMen Canada Inc [Member]
Amounts due from related parties	1,289,513	0	1,153,200
MMOF GP II, LLC [Member]
Amounts due from related parties	1,820,204	1,820,204	1,820,904
Other [Member]
Amounts due from related parties	$ 1,289,513	$ 0	$ 719,092